Lease liabilities - Summary of lease liabilities demonimated by currencies (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	¥ 102,749	¥ 121,213
Fixed interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	¥ 51,070	¥ 53,823
Fixed interest rates [member] | Bottom of range [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Borrowings interest rate	1.78%	1.75%
Fixed interest rates [member] | Top of range [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Borrowings interest rate	4.90%	5.03%
Floating interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	¥ 51,679	¥ 67,390
Floating interest rates [member] | Bottom of range [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Borrowings interest rate	0.42%	0.00%
Floating interest rates [member] | Top of range [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Borrowings interest rate	5.22%	5.22%
USD [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	¥ 43,778	¥ 52,862
USD [member] | Fixed interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	38,254	43,519
USD [member] | Floating interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	5,524	9,343
JPY [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	523	1,025
JPY [member] | Fixed interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	9	6
JPY [member] | Floating interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	514	1,019
RMB [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	55,871	63,927
RMB [member] | Fixed interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	12,780	10,268
RMB [member] | Floating interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	43,091	53,659
EURO [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	2,558	3,257
EURO [member] | Fixed interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	8	14
EURO [member] | Floating interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	2,550	3,243
Other currencies [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	19	142
Other currencies [member] | Fixed interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	19	16
Other currencies [member] | Floating interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	¥ 0	¥ 126